CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTEREST INCOME
Interest and fees on loans		$ 123,159	$ 133,883	$ 116,865
Interest on securities available for sale
Taxable		12,655	11,842	10,874
Tax-exempt		2,926	1,342	1,743
Other investments		1,089	1,861	1,291
Total Interest Income		139,829	148,928	130,773
INTEREST EXPENSE
Deposits		12,666	23,425	14,478
Other borrowings and subordinated debt and debentures		3,551	2,922	3,013
Total Interest Expense		16,217	26,347	17,491
Net Interest Income		123,612	122,581	113,282
Provision for loan losses		12,463	824	1,503
Net Interest Income After Provision for Loan Losses		111,149	121,757	111,779
NON-INTEREST INCOME
Interchange income		11,230	10,297	9,905
Service charges on deposit accounts		8,517	11,208	12,258
Net gains on assets
Mortgage loans		62,560	19,978	10,597
Securities available for sale		267	307	138
Mortgage loan servicing, net		(9,350)	(3,336)	3,157
Other		7,521	9,282	8,760
Total Non-Interest Income		80,745	47,736	44,815
NON-INTEREST EXPENSE
Compensation and employee benefits		74,781	67,501	62,078
Occupancy, net		8,938	9,013	8,912
Data processing		8,534	8,905	8,262
Furniture, fixtures and equipment		4,089	4,113	4,080
Interchange expense		3,342	3,215	2,702
Communications		3,194	2,947	2,848
Loan and collection		3,037	2,685	2,682
Conversion related expense		2,586	0	0
Advertising		2,230	2,450	2,155
Legal and professional		2,027	1,814	1,839
FDIC deposit insurance		1,596	685	1,081
Net (gains) losses on other real estate and repossessed assets		64	(90)	(672)
Merger related expenses		0	0	3,465
Other		7,995	8,495	8,029
Total Non-interest Expense		122,413	111,733	107,461
Income Before Income Tax		69,481	57,760	49,133
Income tax expense		13,329	11,325	9,294
Net Income		$ 56,152	$ 46,435	$ 39,839
Net income per common share
Basic (in dollars per share)	[1]	$ 2.56	$ 2.03	$ 1.70
Diluted (in dollars per share)		$ 2.53	$ 2.00	$ 1.68

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.